Basis of preparation - Reclassifications on Cash Flow Statement (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Net profit/(loss)		€ (22,332)	€ 5,520		€ 18,625
Profit/(loss) before taxes		(26,605)	4,032	[1]	22,418	[1]
Adjustments for non-cash items and other:
depreciation and amortization		6,981	7,226	[1]	7,549	[1]
(gains)/losses on disposals		1,757	(32)	[1]	(195)	[1]
share of the (profit)/loss of equity method investees			0		0
share of the (profit)/loss of equity method investees		1,271	46	[1]	(468)	[1]
other non-cash items		10,797	1,927	[1]	720	[1]
Change in provisions and employee benefits liabilities		11,330	1,779	[1]	2,460	[1]
Net change in receivables related to financial services activities		(4,867)	(3,455)	[1]	(3,586)	[1]
Change in carrying amount of leased vehicles	[2]	(5,379)	(3,885)	[1]	(1,747)	[1]
Dividends received		276	335	[1]	312	[1]
Income tax received/(paid), net		(204)	(2,792)	[1]	(2,649)	[1]
Changes in working capital		(7)	(3,646)	[1]	(6,860)	[1]
Net cash from/(used in) operating activities		(4,650)	1,535	[1]	17,954	[1]
Cash flows from (used in) investing activities [abstract]
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies		485	261	[1]	1,457	[1]
Acquisitions of consolidated subsidiaries and equity method and other investments		(425)	(1,652)	[1]	(3,885)	[1]
Proceeds from disposals of property, plant and equipment and intangible assets		229	365	[1]	533	[1]
Investments in property, plant and equipment and intangible assets		(7,987)	(11,060)	[1]	(10,193)	[1]
Change in amounts payable on property, plant and equipment and intangible assets		(1,155)	223	[1]	1,068	[1]
Changes in loans to joint ventures and associates		91	(696)	[1]	(248)	[1]
Change in securities		2,856	2,422	[1]	(2,754)	[1]
Other changes		9	32	[1]	(193)	[1]
Net cash from/(used in) investing activities		(5,897)	(10,105)	[1]	(14,215)	[1]
Distributions paid:
to Stellantis shareholders		(1,959)	(4,651)	[1]	(4,208)	[1]
to non-controlling shareholders of subsidiaries		(5)	(10)	[1]	0	[1]
Proceeds from issuance of shares		49	104	[1]	92	[1]
(Purchases)/sales of treasury shares		0	(3,000)	[1]	(2,434)	[1]
Changes in short-term debt and other financial assets and liabilities		451	1,575	[1]	1,273	[1]
Gross outflows in repayments of long-term debt			0		0
Gross outflows in repayments of long-term debt		(5,156)	(8,471)	[1]	(4,382)	[1]
Proceeds from issuances of long-term debt		14,194	13,115	[1]	4,168	[1]
Change in securities			0		0
Other changes		0	(5)	[1]	(10)	[1]
Net cash from/(used in) financing activities		7,574	(1,343)	[1]	(5,501)	[1]
Effect of changes in exchange rates		(1,278)	410	[1]	(836)	[1]
(Increase)/decrease in cash and cash equivalents included in asset held for sale		297	(66)	[1]	(166)	[1]
Increase/(decrease) in cash and cash equivalents		(3,954)	(9,569)	[1]	(2,764)	[1]
Net cash and cash equivalents at beginning of the period	[1]	34,100	43,669		46,433
Net cash and cash equivalents at end of the period		30,146	34,100	[1]	43,669	[1]
As previously reported
Cash flows from (used in) operating activities [abstract]
Net profit/(loss)			5,520		18,625
Profit/(loss) before taxes			0		0
Adjustments for non-cash items and other:
depreciation and amortization			7,226		7,549
(gains)/losses on disposals			(32)		(195)
share of the (profit)/loss of equity method investees			(2,921)		701
share of the (profit)/loss of equity method investees			381		(156)
other non-cash items			1,927		720
Change in provisions and employee benefits liabilities			1,779		2,460
Net change in receivables related to financial services activities			0		0
Change in carrying amount of leased vehicles			(3,885)		(1,747)
Dividends received			0		0
Income tax received/(paid), net			0		0
Changes in working capital			(5,987)		(5,472)
Net cash from/(used in) operating activities			4,008		22,485
Cash flows from (used in) investing activities [abstract]
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies			261		1,457
Acquisitions of consolidated subsidiaries and equity method and other investments			(1,652)		(3,885)
Proceeds from disposals of property, plant and equipment and intangible assets			365		533
Investments in property, plant and equipment and intangible assets			(11,060)		(10,193)
Change in amounts payable on property, plant and equipment and intangible assets			223		1,068
Changes in loans to joint ventures and associates			(4,151)		(3,834)
Change in securities			0		0
Other changes			32		(193)
Net cash from/(used in) investing activities			(15,982)		(15,047)
Distributions paid:
to Stellantis shareholders			(4,651)		(4,208)
to non-controlling shareholders of subsidiaries			(10)		0
Proceeds from issuance of shares			104		92
(Purchases)/sales of treasury shares			(3,000)		(2,434)
Changes in short-term debt and other financial assets and liabilities			2,557		328
Gross outflows in repayments of long-term debt			4,644		(214)
Gross outflows in repayments of long-term debt			0		0
Proceeds from issuances of long-term debt			0		0
Change in securities			2,422		(2,754)
Other changes			(5)		(10)
Net cash from/(used in) financing activities			2,061		(9,200)
Effect of changes in exchange rates			410		(836)
(Increase)/decrease in cash and cash equivalents included in asset held for sale			(66)		(166)
Increase/(decrease) in cash and cash equivalents			(9,569)		(2,764)
Net cash and cash equivalents at beginning of the period		34,100	43,669		46,433
Net cash and cash equivalents at end of the period			34,100		43,669
Reclassifications
Cash flows from (used in) operating activities [abstract]
Net profit/(loss)			(5,520)		(18,625)
Profit/(loss) before taxes			4,032		22,418
Adjustments for non-cash items and other:
depreciation and amortization			0		0
(gains)/losses on disposals			0		0
share of the (profit)/loss of equity method investees			2,921		(701)
share of the (profit)/loss of equity method investees			(335)		(312)
other non-cash items			0		0
Change in provisions and employee benefits liabilities			0		0
Net change in receivables related to financial services activities			(3,455)		(3,586)
Change in carrying amount of leased vehicles			0		0
Dividends received			335		312
Income tax received/(paid), net			(2,792)		(2,649)
Changes in working capital			2,341		(1,388)
Net cash from/(used in) operating activities			(2,473)		(4,531)
Cash flows from (used in) investing activities [abstract]
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies			0		0
Acquisitions of consolidated subsidiaries and equity method and other investments			0		0
Proceeds from disposals of property, plant and equipment and intangible assets			0		0
Investments in property, plant and equipment and intangible assets			0		0
Change in amounts payable on property, plant and equipment and intangible assets			0		0
Changes in loans to joint ventures and associates			3,455		3,586
Change in securities			2,422		(2,754)
Other changes			0		0
Net cash from/(used in) investing activities			5,877		832
Distributions paid:
to Stellantis shareholders			0		0
to non-controlling shareholders of subsidiaries			0		0
Proceeds from issuance of shares			0		0
(Purchases)/sales of treasury shares			0		0
Changes in short-term debt and other financial assets and liabilities			(982)		945
Gross outflows in repayments of long-term debt			(4,644)		214
Gross outflows in repayments of long-term debt			(8,471)		(4,382)
Proceeds from issuances of long-term debt			13,115		4,168
Change in securities			(2,422)		2,754
Other changes			0		0
Net cash from/(used in) financing activities			(3,404)		3,699
Effect of changes in exchange rates			0		0
(Increase)/decrease in cash and cash equivalents included in asset held for sale			0		0
Increase/(decrease) in cash and cash equivalents			0		0
Net cash and cash equivalents at beginning of the period		€ 0	0		0
Net cash and cash equivalents at end of the period			€ 0		€ 0

[1]	(1) Certain line items in prior periods have been reclassified to enhance the consistency and comparability of the financial disclosures.
Refer to Note 1, Basis of presentation for additional information

[2]	(2) The change in the carrying amount of leased vehicles includes cash flows related to Assets sold with a buy-back commitment, assets subject to operating leases recognized under Property, plant and equipment and Payables for buy-back agreements recognized under
Other liabilities. This includes depreciation, impairment losses, and write-offs of leased vehicles